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   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2002
                                                   REGISTRATION NOS.: 333-15813
                                                                       811-7915
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-1A
                            REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933                     [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]
                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               [X]
                                 AMENDMENT NO. 10                            [X]

                               ----------------
                       MORGAN STANLEY MARKET LEADER TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
          FORMERLY NAMED MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                            MAYER, BROWN, ROWE & MAW
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective.

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                 immediately upon filing pursuant to paragraph (b)
            ----
              X   on October 30, 2002 pursuant to paragraph (b)
            -----
                 60 days after filing pursuant to paragraph (a)
            ----
                 on (date) pursuant to paragraph (a) of rule 485.
            ----

                                ----------------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

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PART A

All disclosures contained in Part A (Prospectus) of Form N-1A of Post-Effective Amendment No. 8 to the Registration Statement of Morgan Stanley Market Leader Trust (the "Registrant"), filed with the Securities and Exchange Commission on October 28, 2002, are herewith Incorporated by Reference in this Post-Effective Amendment No. 9 to the Registration Statement of the Registrant.

PART B

All disclosures contained in Part B (Statement of Additional Information) of Form N-1A of Post-Effective Amendment No. 8 to the Registration Statement of the Registrant, filed with the Securities and Exchange Commission on October 28, 2002, are herewith Incorporated by Reference in this Post-Effective Amendment No. 9 to the Registration Statement of the Registrant.

PART C

Item 23. EXHIBITS

Other than Exhibit 10, all disclosures contained in Part C of Form N-1A of Post-Effective No. 8 to the Registration Statement of the Registrant, filed with the Securities and Exchange Commission on October 28, 2002, are herewith Incorporated by Reference in this Post-Effective Amendment No. 9 to the Registration Statement of the Registrant.


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                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of October, 2002.

                                           MORGAN STANLEY MARKET LEADER TRUST

                                           By: /s/ Barry Fink
                                               ----------------------------
                                               Barry Fink
                                               Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the dates indicated.

            Signatures                      Title                      Date

(1) Principal Executive Officer    Chief Executive Officer
                                   and President

By: /s/ Mitchell M. Merin                                            10/30/02
    --------------------------
        Mitchell M. Merin

(2) Principal Financial Officer    Chief Financial Officer


By: /s/ Francis Smith                                                10/30/02
    --------------------------
        Francis Smith

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                   10/30/02
    --------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien

By: /s/ David M. Butowsky                                            10/30/02
    --------------------------
    David M. Butowsky
    Attorney-in-Fact